Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other current payables [abstract]
Schedule of trade and other payables

	Years Ended June 30,
	2020	2019

Trade creditors	954,033	1,693,885
Accrued research and development expenses	843,419	752,156
Accrued professional fees	187,199	181,378
Other accrued expenses	73,991	79,035
Other payables	10,962	11,720

Total	2,069,604	2,718,174